Summary of Significant Accounting Policies, Textuals (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Accounting policies additional disclosures
Net non-cash LIFO (benefit) charge	$ (2.9)	$ 14.9
Excess of current cost over the stated LIFO value of inventory	26.4		29.4
Undiscounted workers' compensation liabilities	24.2		24.3
Discount rate used in estimating liabilities for worker compensation claims	1.00%		1.00%
Margin deposits with counterparties	0		0
Margin deposits from counterparties	0		0
Performance shares
Accounting policies additional disclosures
Performance award vesting period, years	3
Fabricated Products
Accounting policies additional disclosures
Net non-cash LIFO (benefit) charge	$ (2.9)	$ 14.9